UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
2/28/15 (Unaudited)

COMMON STOCKS (91.9%)(a)
			Shares	Value

Advertising and marketing services (0.5%)

Lions Gate Entertainment Corp.			493	$16,067

Nu Skin Enterprises, Inc. Class A			200	10,836

Omnicom Group, Inc.			1,977	157,251

				184,154
Aerospace and defense (2.1%)

Airbus Group NV (France)			208	12,879

Astronics Corp.(NON)			52	3,617

BAE Systems PLC (United Kingdom)			4,914	40,360

Northrop Grumman Corp.			1,919	317,997

Orbital ATK, Inc.			38	2,519

Raytheon Co.			3,707	403,210

Safran SA (France)			775	54,551

Triumph Group, Inc.			156	9,327

				844,460
Agriculture (—%)

Andersons, Inc. (The)			146	6,463

Limoneira Co.			121	2,529

				8,992
Airlines (1.2%)

Air Arabia PJSC (United Arab Emirates)(NON)			30,542	13,554

ANA Holdings, Inc. (Japan)			17,000	46,092

Delta Air Lines, Inc.			418	18,609

Hawaiian Holdings, Inc.(NON)			637	11,791

JetBlue Airways Corp.(NON)			1,143	19,648

SkyWest, Inc.			289	4,225

Southwest Airlines Co.			8,174	353,444

Spirit Airlines, Inc.(NON)			167	12,989

Turk Hava Yollari Anonim Ortakligi (THY) (Turkey)(NON)			2,920	10,534

				490,886
Automotive (1.8%)

Bayerische Motoren Werke (BMW) AG (Germany)			282	35,660

Dana Holding Corp.			409	8,937

Denso Corp. (Japan)			400	18,813

Dogus Otomotiv Servis ve Ticaret AS (Turkey)			3,303	16,853

Fuji Heavy Industries, Ltd. (Japan)			1,500	51,070

General Motors Co.			1,908	71,187

Harley-Davidson, Inc.			2,211	140,553

Lear Corp.			965	105,108

Remy International, Inc.			178	4,071

Renault SA (France)			322	30,935

Suzuki Motor Corp. (Japan)			1,600	50,619

Tata Motors, Ltd. (India)			3,377	31,501

Toyota Motor Corp. (Japan)			1,200	80,994

UMW Holdings Bhd (Malaysia)			3,500	10,758

Valeo SA (France)			196	29,500

Visteon Corp.(NON)			72	7,238

				693,797
Banking (8.0%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			10,480	21,971

Access National Corp.			168	3,182

Australia & New Zealand Banking Group, Ltd. (Australia)			1,006	27,756

Axis Bank, Ltd. (India)			2,495	22,875

Banco Bilbao Vizcaya Argentaria SA (Spain)			2,299	23,103

Banco Bradesco SA ADR (Brazil)			1,440	18,979

Banco Latinoamericano de Exportaciones SA Class E (Panama)			386	12,140

Banco Santander SA (Spain)			4,397	32,145

Bank Negara Indonesia Persero Tbk PT (Indonesia)			20,600	10,941

Bank of China, Ltd. (China)			42,000	24,149

Bank of New York Mellon Corp. (The)			5,142	201,258

Bank of Yokohama, Ltd. (The) (Japan)			4,000	24,822

Bankia SA (Spain)(NON)			14,673	21,313

Barclays PLC (United Kingdom)			3,350	13,287

BNP Paribas SA (France)			475	27,688

BofI Holding, Inc.(NON)			126	11,138

Cardinal Financial Corp.			322	6,302

China Construction Bank Corp. (China)			38,000	31,572

Citizens & Northern Corp.			202	3,889

Commercial International Bank Egypt SAE GDR (Egypt)			4,782	31,992

Commonwealth Bank of Australia (Australia)			1,251	89,760

Gentera SAB de CV (Mexico)(NON)			9,801	18,607

Credicorp, Ltd. (Peru)			53	7,697

Credit Agricole SA (France)			3,096	43,550

Credit Suisse Group AG (Switzerland)			573	13,986

Customers Bancorp, Inc.(NON)			515	11,402

DBS Group Holdings, Ltd. (Singapore)			2,200	31,561

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			19,055	34,760

East West Bancorp, Inc.			124	4,954

Farmers Capital Bank Corp.(NON)			155	3,601

FCB Financial Holdings, Inc. Class A(NON)			374	9,500

Federal Bank, Ltd. (India)			8,553	19,671

Financial Institutions, Inc.			213	4,797

First Community Bancshares Inc.			208	3,345

First NBC Bank Holding Co.(NON)			265	8,671

FirstMerit Corp.			254	4,610

Flushing Financial Corp.			226	4,425

Grupo Financiero Banorte SAB de CV (Mexico)			2,645	14,313

Hang Seng Bank, Ltd. (Hong Kong)			1,900	34,628

Hanmi Financial Corp.			436	8,602

Heartland Financial USA, Inc.			140	4,299

Heritage Financial Group, Inc.			230	5,955

Industrial & Commercial Bank of China, Ltd. (China)			39,000	28,456

Itau Unibanco Holding SA ADR (Preference) (Brazil)			3,508	44,832

Joyo Bank, Ltd. (The) (Japan)			4,000	21,491

JPMorgan Chase & Co.			10,319	632,348

KeyCorp			10,419	145,137

King's Town Bank Co., Ltd. (Taiwan)			19,000	20,483

Lloyds Banking Group PLC (United Kingdom)(NON)			55,671	67,899

MainSource Financial Group, Inc.			318	5,950

Meta Financial Group, Inc.			123	4,387

National Australia Bank, Ltd. (Australia)			1,033	30,555

OFG Bancorp (Puerto Rico)			202	3,525

Opus Bank			202	5,884

Pacific Premier Bancorp, Inc.(NON)			213	3,361

PacWest Bancorp			194	8,892

Peoples Bancorp, Inc.			201	4,772

PNC Financial Services Group, Inc.			4,613	424,211

Popular, Inc. (Puerto Rico)(NON)			168	5,798

Republic Bancorp, Inc. Class A			128	3,060

Resona Holdings, Inc. (Japan)			9,200	51,723

Skandinaviska Enskilda Banken AB (Sweden)			2,596	32,757

State Street Corp.			5,066	377,164

Sumitomo Mitsui Financial Group, Inc. (Japan)			600	23,902

Swedbank AB Class A (Sweden)			1,251	32,562

Talmer Bancorp, Inc. Class A			390	5,511

Turkiye Is Bankasi (Turkey)			6,175	15,482

UniCredit SpA (Italy)			3,280	21,821

United Community Banks, Inc.			221	4,203

Wells Fargo & Co.			2,831	155,110

Westpac Banking Corp. (Australia)			1,153	34,300

				3,168,772
Basic materials (0.1%)

Sumitomo Metal Mining Co., Ltd. (Japan)			2,000	31,618

U.S. Silica Holdings, Inc.			185	5,996

				37,614
Beverage (1.6%)

Anheuser-Busch InBev NV (Belgium)			380	48,350

Diageo PLC (United Kingdom)			864	25,817

Dr. Pepper Snapple Group, Inc.			3,374	265,837

Heineken Holding NV (Netherlands)			460	32,003

Monster Beverage Corp.(NON)			1,682	237,364

SABMiller PLC (United Kingdom)			418	23,716

				633,087
Biotechnology (1.6%)

AMAG Pharmaceuticals, Inc.(NON)(S)			510	25,107

Applied Genetic Technologies Corp.(NON)			176	3,571

ARIAD Pharmaceuticals, Inc.(NON)(S)			2,279	18,528

Celgene Corp.(NON)			3,026	367,750

China Biologic Products, Inc. (China)(NON)			196	15,014

Dyax Corp.(NON)			391	5,908

Dynavax Technologies Corp.(NON)			553	9,733

Emergent BioSolutions, Inc.(NON)			291	8,721

Gilead Sciences, Inc.(NON)			1,313	135,935

Inovio Pharmaceuticals, Inc.(NON)			137	969

Isis Pharmaceuticals, Inc.(NON)			159	10,901

Medicines Co. (The)(NON)			180	5,178

Merrimack Pharmaceuticals, Inc.(NON)			545	5,842

Prothena Corp. PLC (Ireland)(NON)			425	11,297

PTC Therapeutics, Inc.(NON)			68	4,850

Puma Biotechnology, Inc.(NON)			22	4,686

Repligen Corp.(NON)			250	6,428

				640,418
Broadcasting (0.6%)

Discovery Communications, Inc. Class A(NON)			2,702	87,275

Entravision Communications Corp. Class A			2,041	14,001

ITV PLC (United Kingdom)			12,929	44,971

Scripps Networks Interactive Class A			941	68,034

Starz Class A(NON)			1,075	35,733

				250,014
Building materials (0.1%)

CaesarStone Sdot-Yam, Ltd. (Israel)			77	5,037

Geberit International AG (Switzerland)			87	30,991

PGT, Inc.(NON)			1,024	10,414

				46,442
Capital goods (—%)

Stoneridge, Inc.(NON)			497	5,740

				5,740
Chemicals (2.3%)

Aceto Corp.			153	3,276

BASF SE (Germany)			398	38,147

Cabot Corp.			108	4,873

Cambrex Corp.(NON)			718	24,592

EMS-Chemie Holding AG (Switzerland)			57	25,052

Innophos Holdings, Inc.			130	7,297

Innospec, Inc.			179	7,906

Kraton Performance Polymers, Inc.(NON)			158	3,188

LSB Industries, Inc.(NON)			391	14,694

LyondellBasell Industries NV Class A			4,138	355,496

Minerals Technologies, Inc.			59	4,321

Nippon Paint Holdings Co., Ltd. (Japan)			1,200	41,687

OM Group, Inc.			194	5,585

PolyOne Corp.			304	12,081

Sherwin-Williams Co. (The)			1,030	293,756

Syngenta AG (Switzerland)			86	30,292

UPL, Ltd. (India)			2,629	17,843

Zep, Inc.			362	6,020

				896,106
Commercial and consumer services (1.2%)

ADT Corp. (The)(S)			1,655	64,909

Babcock International Group PLC (United Kingdom)			1,523	23,748

Bunzl PLC (United Kingdom)			1,098	32,140

Bureau Veritas SA (France)			844	19,891

Compass Group PLC (United Kingdom)			1,793	31,889

Corporate Executive Board Co. (The)			60	4,693

Ctrip.com International, Ltd. ADR (China)(NON)			322	14,609

CVC Brasil Operadora e Agencia de Viagens SA (Brazil)			2,000	10,068

Deluxe Corp.			293	19,499

Ennis, Inc.			266	3,711

Expedia, Inc.			912	83,676

Experian PLC (United Kingdom)			1,358	25,117

Global Cash Access Holdings, Inc.(NON)			646	4,593

Green Dot Corp. Class A(NON)			184	2,854

Horizon Pharma PLC(NON)			278	5,707

Landauer, Inc.			247	9,421

Live Nation Entertainment, Inc.(NON)			579	14,817

Monster Worldwide, Inc.(NON)			2,034	13,668

Net 1 UEPS Technologies, Inc. (South Africa)(NON)			1,419	19,384

Pitney Bowes, Inc.			283	6,557

RE/MAX Holdings, Inc. Class A			308	10,090

Securitas AB (Sweden)			2,387	33,985

				455,026
Communications equipment (—%)

Plantronics, Inc.			51	2,572

				2,572
Computers (5.3%)

Apple, Inc.			8,315	1,068,145

Aspen Technology, Inc.(NON)			145	5,598

AVG Technologies NV (Netherlands)(NON)			201	4,537

Constant Contact, Inc.(NON)			137	5,662

Cray, Inc.(NON)			172	5,138

EMC Corp.			5,043	145,944

Fujitsu, Ltd. (Japan)			4,000	24,132

Golfzon Co., Ltd. (South Korea)			425	11,573

HCL Technologies, Ltd. (India)			891	29,141

Lexmark International, Inc. Class A			108	4,607

MTS Systems Corp.			60	4,347

NetApp, Inc.			5,529	213,696

Netscout Systems, Inc.(NON)			113	4,556

Nimble Storage, Inc.(NON)			138	3,486

QAD, Inc. Class A			285	6,128

Quantum Corp.(NON)			2,623	4,275

SolarWinds, Inc.(NON)			261	13,241

Spansion, Inc. Class A(NON)			329	11,870

SS&C Technologies Holdings, Inc.			129	7,828

Synaptics, Inc.(NON)			252	21,659

Synchronoss Technologies, Inc.(NON)			136	6,019

VeriFone Systems, Inc.(NON)			128	4,504

Verint Systems, Inc.(NON)			129	7,853

Western Digital Corp.			2,838	303,609

Xerox Corp.			13,839	188,902

				2,106,450
Conglomerates (0.5%)

AMETEK, Inc.			2,049	108,884

Exor SpA (Italy)			453	20,171

Marubeni Corp. (Japan)			1,300	7,995

Siemens AG (Germany)			506	56,522

				193,572
Construction (0.4%)

China Singyes Solar Technologies Holdings, Ltd. (China)			9,000	11,990

Continental Building Products, Inc.(NON)			637	13,288

IRB Infrastructure Developers, Ltd. (India)			7,740	32,024

Koninklijke Boskalis Westminster NV (Netherlands)			501	23,281

Matrix Service Co.(NON)			277	5,152

Mota-Engil Africa NV (Angola)(NON)			265	1,942

Mota-Engil SGPS SA (Portugal)			4,853	18,188

Trex Co., Inc.(NON)			183	9,214

Wendel SA (France)			227	27,651

				142,730
Consumer (1.0%)

Kimberly-Clark Corp.			3,606	395,434

Swatch Group AG (The) (Switzerland)			40	18,230

				413,664
Consumer finance (0.5%)

Chailease Holding Co., Ltd. (Taiwan)			9,500	23,081

Dewan Housing Finance Corp., Ltd. (India)			2,158	17,777

Encore Capital Group, Inc.(NON)			258	10,312

Federal Agricultural Mortgage Corp. Class C			157	5,015

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			6,200	29,996

Nelnet, Inc. Class A			261	12,168

PHH Corp.(NON)			177	4,298

PRA Group, Inc.(NON)			213	10,669

Regional Management Corp.(NON)			259	4,040

Visa, Inc. Class A			236	64,029

				181,385
Consumer goods (0.7%)

Avon Products, Inc.			183	1,557

Colgate-Palmolive Co.			1,062	75,211

Coty, Inc. Class A(NON)			580	13,108

Energizer Holdings, Inc.			406	54,335

Kao Corp. (Japan)			900	40,304

L'Oreal SA (France)			173	31,411

LG Household & Health Care, Ltd. (South Korea)			17	10,378

Reckitt Benckiser Group PLC (United Kingdom)			317	28,679

Unilever NV ADR (Netherlands)			668	29,079

				284,062
Consumer services (0.2%)

Geo Group, Inc. (The)(R)			77	3,323

GrubHub, Inc.(NON)			125	5,251

Liberty Ventures Ser. A(NON)			879	35,318

Shutterfly, Inc.(NON)			46	2,208

TrueBlue, Inc.(NON)			569	13,093

				59,193
Containers (0.8%)

Ball Corp.			1,624	116,457

Crown Holdings, Inc.(NON)			4,014	212,742

				329,199
Distribution (0.1%)

Beacon Roofing Supply, Inc.(NON)			281	8,436

Core-Mark Holding Co., Inc.			149	10,478

SpartanNash Co.			312	8,284

				27,198
Electric utilities (2.2%)

Alliant Energy Corp.			282	17,935

China Resources Power Holdings Co., Ltd. (China)			10,000	26,523

Edison International			3,846	247,106

Enel SpA (Italy)			6,964	32,092

EnerNOC, Inc.(NON)			335	4,519

Enersis SA ADR (Chile)			943	15,512

Entergy Corp.			4,636	368,608

Huadian Fuxin Energy Corp, Ltd. (China)			22,000	10,499

Korea Electric Power Corp. (KEPCO) (South Korea)			321	13,224

OGE Energy Corp.			2,324	75,553

Red Electrica Corporacion SA (Spain)			666	56,746

				868,317
Electrical equipment (0.1%)

ABB, Ltd. (Switzerland)			1,578	33,849

OSRAM Licht AG (Germany)			436	19,994

				53,843
Electronics (2.8%)

Broadcom Corp. Class A			6,738	304,760

Brother Industries, Ltd. (Japan)			1,900	32,074

Cavium, Inc.(NON)			45	3,082

Ceva, Inc.(NON)			322	6,411

Cirrus Logic, Inc.(NON)			159	4,787

EnerSys			229	14,954

Fairchild Semiconductor International, Inc.(NON)			233	4,064

FANUC Corp. (Japan)			300	57,613

Freescale Semiconductor, Ltd.(NON)			273	9,858

GenMark Diagnostics, Inc.(NON)			529	6,724

Hollysys Automation Technologies, Ltd. (China)(NON)			721	13,432

Hoya Corp. (Japan)			1,400	56,566

Integrated Silicon Solution, Inc. (ISSI)			708	11,640

L-3 Communications Holdings, Inc.			1,927	249,412

Marvell Technology Group, Ltd.			7,971	128,493

Mellanox Technologies, Ltd. (Israel)(NON)			93	4,431

Mentor Graphics Corp.			970	22,756

Microsemi Corp.(NON)			153	4,933

Monolithic Power Systems, Inc.			87	4,588

Plexus Corp.(NON)			275	11,069

QLogic Corp.(NON)			1,324	19,873

Samsung Electronics Co., Ltd. (South Korea)			77	95,127

Sanmina Corp.(NON)			253	5,743

Semtech Corp.(NON)			139	4,021

SK Hynix, Inc. (South Korea)(NON)			578	24,494

Skyworth Digital Holdings, Ltd. (China)			32,561	23,213

				1,124,118
Energy (oil field) (2.1%)

Baker Hughes, Inc.			2,122	132,646

Halliburton Co.			3,280	140,843

Oil States International, Inc.(NON)			556	24,175

Schlumberger, Ltd.			4,871	409,943

Superior Energy Services, Inc.			5,488	122,821

				830,428
Energy (other) (0.1%)

AMEC PLC (United Kingdom)			1,761	23,938

REX American Resources Corp.(NON)			150	8,154

				32,092
Engineering and construction (0.1%)

China Railway Group, Ltd. (China)			20,000	16,242

Drake & Scull International PJSC (United Arab Emirates)(NON)			26,479	5,349

				21,591
Entertainment (0.3%)

Carmike Cinemas, Inc.(NON)			235	7,344

Eros International PLC(NON)			202	3,428

Harman International Industries, Inc.			125	17,249

Marriott Vacations Worldwide Corp.			115	8,747

National CineMedia, Inc.			938	14,295

Panasonic Corp. (Japan)			2,900	36,301

SeaWorld Entertainment, Inc.			508	9,520

TiVo, Inc.(NON)			883	9,872

Vail Resorts, Inc.			48	4,215

				110,971
Environmental (0.1%)

Coway Co., Ltd. (South Korea)			102	8,003

MSA Safety, Inc.			90	4,552

Sound Global, Ltd. (China)(NON)(S)			24,000	20,372

				32,927
Financial (2.4%)

BM&F Bovespa SA (Brazil)			4,100	14,501

Credit Acceptance Corp.(NON)			41	7,515

CTBC Financial Holding Co., Ltd. (Taiwan)			59,072	39,244

Goldman Sachs Group, Inc. (The)			2,627	498,578

HSBC Holdings PLC (United Kingdom)			7,562	67,397

Mitsubishi UFJ Financial Group (MUFG), Inc. (Japan)			6,000	39,075

Morgan Stanley			5,899	211,125

Moscow Exchange MICEX-RTS OAO (Russia)			10,498	13,060

Shriram Transport Finance Co., Ltd. (India)			638	11,938

UBS Group AG (Switzerland)			1,773	31,151

				933,584
Food (2.3%)

Boulder Brands, Inc.(NON)			119	1,227

Bunge, Ltd.			1,734	141,807

Cal-Maine Foods, Inc.			131	4,930

Calbee, Inc. (Japan)			1,100	41,606

Carrefour SA (France)			931	30,802

Distribuidora Internacional de Alimentacion SA (Spain)			2,581	19,649

Farmer Bros Co.(NON)			128	3,101

Gruma SAB de CV Class B (Mexico)			1,928	23,826

JBS SA (Brazil)			3,263	14,391

JG Summit Holdings, Inc. (Philippines)			8,450	12,842

Mondelez International, Inc. Class A			12,229	451,678

Nestle SA (Switzerland)			1,516	118,310

Pinnacle Foods, Inc.			202	7,333

Sanderson Farms, Inc.			90	7,669

Sao Martinho SA (Brazil)			1,828	24,470

Unilever PLC (United Kingdom)			515	22,787

				926,428
Forest products and packaging (0.2%)

Amcor, Ltd. (Australia)			2,320	24,727

Boise Cascade Co.(NON)			138	4,914

Domtar Corp. (Canada)			176	7,955

KapStone Paper and Packaging Corp.			407	14,025

UPM-Kymmene OYJ (Finland)			1,789	33,573

				85,194
Gaming and lottery (—%)

Penn National Gaming, Inc.(NON)			226	3,682

				3,682
Health-care services (3.0%)

Amedisys, Inc.(NON)			190	5,732

AmSurg Corp.(NON)			146	8,775

Anthem, Inc.			2,154	315,453

Capital Senior Living Corp.(NON)			659	16,475

Cardinal Health, Inc.			2,449	215,488

Centene Corp.(NON)			92	5,654

Charles River Laboratories International, Inc.(NON)			649	49,759

Chemed Corp.			179	20,850

Computer Programs & Systems, Inc.			39	2,051

Health Net, Inc./CA(NON)			736	42,210

HealthSouth Corp.			258	11,213

Hyperion Therapeutics, Inc.(NON)			217	6,412

Kindred Healthcare, Inc.			285	6,048

McKesson Corp.			1,597	365,234

Mediclinic International, Ltd. (South Africa)			2,705	28,558

Netcare, Ltd. (South Africa)			6,598	23,227

Omega Healthcare Investors, Inc.(R)			118	4,727

Providence Service Corp. (The)(NON)			173	7,958

Select Medical Holdings Corp.			762	10,333

Suzuken Co., Ltd. (Japan)			300	9,477

Threshold Pharmaceuticals, Inc.(NON)			598	2,613

Triple-S Management Corp. Class B (Puerto Rico)(NON)			104	1,960

WuXi PharmaTech Cayman, Inc. ADR (China)(NON)			329	13,144

				1,173,351
Homebuilding (0.2%)

NVR, Inc.(NON)			45	59,940

				59,940
Household furniture and appliances (—%)

Haier Electronics Group Co., Ltd. (China)			4,000	10,538

Select Comfort Corp.(NON)			207	6,645

				17,183
Insurance (3.4%)

Ageas (Belgium)			901	32,461

AIA Group, Ltd. (Hong Kong)			8,000	47,017

Allianz SE (Germany)			304	50,893

Allied World Assurance Co. Holdings AG			317	12,823

American Equity Investment Life Holding Co.			406	11,567

American International Group, Inc.			276	15,271

Amtrust Financial Services, Inc.			227	12,235

Aon PLC			3,104	311,517

Aspen Insurance Holdings, Ltd.			434	19,899

Assicurazioni Generali SpA (Italy)			1,982	40,810

AXA SA (France)			1,122	28,489

Axis Capital Holdings, Ltd.			1,254	64,995

China Life Insurance Co., Ltd. Class H (China)			4,000	17,138

CNO Financial Group, Inc.			434	7,057

CNP Assurances (France)			2,467	40,900

Employers Holdings, Inc.			532	12,550

Essent Group, Ltd. (Bermuda)(NON)			167	3,878

Everest Re Group, Ltd.			545	96,699

Federated National Holding Co.			573	16,577

Genworth Financial, Inc. Class A(NON)			861	6,673

HCI Group, Inc.			253	11,972

Heritage Insurance Holdings, Inc.(NON)			583	11,602

Insurance Australia Group, Ltd. (Australia)			7,558	35,992

Legal & General Group PLC (United Kingdom)			8,622	37,204

Maiden Holdings, Ltd. (Bermuda)			356	5,094

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			107	22,211

Old Mutual PLC (South Africa)			5,153	17,915

PartnerRe, Ltd.			923	105,684

Prudential PLC (United Kingdom)			1,128	28,377

Reinsurance Group of America, Inc. Class A			801	71,537

Samsung Life Insurance Co., Ltd. (South Korea)			116	10,520

Symetra Financial Corp.			356	8,038

United Insurance Holdings Corp.			634	15,476

XL Group PLC			3,207	116,093

				1,347,164
Investment banking/Brokerage (0.1%)

Ashford, Inc.(NON)			6	828

China Cinda Asset Management Co., Ltd. (China)(NON)			26,000	12,801

Deutsche Bank AG (Germany)			724	23,799

Gain Capital Holdings, Inc.			681	6,463

KCG Holdings, Inc. Class A(NON)			958	12,052

				55,943
Leisure (0.1%)

Brunswick Corp.			106	5,749

Shimano, Inc. (Japan)			300	45,200

				50,949
Lodging/Tourism (1.4%)

Hilton Worldwide Holdings, Inc.(NON)			7,315	206,795

Homeinns Hotel Group ADR (China)(NON)			631	16,854

Marcus Corp.			430	8,381

Marriott International, Inc./MD Class A			1,673	139,026

MGM China Holdings, Ltd. (Hong Kong)			9,200	21,329

SJM Holdings, Ltd. (Hong Kong)			9,000	12,998

Wyndham Worldwide Corp.			1,501	137,311

				542,694
Machinery (1.5%)

Altra Industrial Motion Corp.			349	9,528

Atlas Copco AB Class A (Sweden)			1,671	53,896

Caterpillar, Inc.			1,737	143,997

Hyster-Yale Materials Holdings, Inc.			57	3,766

Joy Global, Inc.			1,220	54,070

Kadant, Inc.			194	8,583

Middleby Corp. (The)(NON)			88	9,382

Mitsubishi Electric Corp. (Japan)			4,000	46,937

Roper Industries, Inc.			1,400	234,598

THK Co., Ltd. (Japan)			1,100	26,540

				591,297
Manufacturing (1.6%)

AZZ, Inc.			108	4,905

Chase Corp.			167	7,193

Generac Holdings, Inc.(NON)			153	7,541

Greenbrier Cos., Inc. (The)			204	11,989

IDEX Corp.			988	76,333

Illinois Tool Works, Inc.			3,665	362,322

Ingersoll-Rand PLC			1,352	90,841

Leggett & Platt, Inc.			1,571	70,774

Standex International Corp.			95	6,888

Trinity Industries, Inc.			348	11,700

				650,486
Media (1.3%)

Naspers, Ltd. Class N (South Africa)			218	31,995

Time Warner, Inc.			3,381	276,769

Viacom, Inc. Class B			2,790	195,133

				503,897
Medical technology (1.7%)

Accuray, Inc.(NON)			548	4,921

Alere, Inc.(NON)			431	19,598

AtriCure, Inc.(NON)			211	3,730

C.R. Bard, Inc.			893	151,042

CHC Healthcare Group (Taiwan)			6,000	12,063

Coloplast A/S Class B (Denmark)			667	53,263

Conmed Corp.			182	9,337

DexCom, Inc.(NON)			101	6,135

Edwards Lifesciences Corp.(NON)			1,237	164,546

Globus Medical, Inc. Class A(NON)			227	5,512

Greatbatch, Inc.(NON)			273	14,507

Hill-Rom Holdings, Inc.			230	11,022

ICU Medical, Inc.(NON)			199	17,693

Insulet Corp.(NON)			162	5,140

Intuitive Surgical, Inc.(NON)			181	90,500

Mettler-Toledo International, Inc.(NON)			162	50,896

MiMedx Group, Inc.(NON)			501	5,185

OraSure Technologies, Inc.(NON)			848	6,072

RadNet, Inc.(NON)			758	6,640

Sientra, Inc.(NON)			105	1,930

Spectranetics Corp. (The)(NON)			244	8,250

STAAR Surgical Co.(NON)			417	2,861

Steris Corp.			69	4,452

Surgical Care Affiliates, Inc.(NON)			252	8,185

Trinity Biotech PLC ADR (Ireland)			151	2,682

West Pharmaceutical Services, Inc.			237	12,969

				679,131
Metals (0.7%)

Antofagasta PLC (United Kingdom)			1,551	18,366

ArcelorMittal SA (France)			1,906	20,839

BHP Billiton PLC (Australia)			967	24,133

BHP Billiton, Ltd. (Australia)			1,142	29,968

Catcher Technology Co., Ltd. (Taiwan)			2,000	18,219

Glencore Xstrata PLC (United Kingdom)			4,481	20,771

Hindustan Zinc, Ltd. (India)			3,804	10,909

Hitachi Metals, Ltd. (Japan)			2,000	32,261

L.B. Foster Co. Class A			119	5,833

NN, Inc.			429	11,888

Rio Tinto PLC (United Kingdom)			500	24,640

Sibanye Gold, Ltd. (South Africa)			5,191	13,709

Stillwater Mining Co.(NON)			789	11,441

ThyssenKrupp AG (Germany)			1,736	46,216

				289,193
Natural gas utilities (0.5%)

Centrica PLC (United Kingdom)			6,156	23,218

ENI SpA (Italy)			1,619	30,220

Tokyo Gas Co., Ltd. (Japan)			6,000	36,563

UGI Corp.			3,045	103,500

				193,501
Office equipment and supplies (0.1%)

Canon, Inc. (Japan)			1,000	32,550

				32,550
Oil and gas (4.4%)

BG Group PLC (United Kingdom)			1,370	20,262

BP PLC (United Kingdom)			9,729	67,298

Callon Petroleum Co.(NON)			1,542	11,287

Delek US Holdings, Inc.			247	9,208

EP Energy Corp. Class A(NON)			542	6,098

Exxon Mobil Corp.			2,753	243,751

Ezion Holdings, Ltd. (Singapore)			12,000	9,779

Genel Energy PLC (United Kingdom)(NON)			2,017	18,170

Gulfport Energy Corp.(NON)			70	3,207

Marathon Petroleum Corp.			2,976	312,480

Northern Oil and Gas, Inc.(NON)(S)			1,894	16,326

Phillips 66			4,728	370,959

Rosetta Resources, Inc.(NON)			74	1,312

Royal Dutch Shell PLC Class A (United Kingdom)			1,578	51,599

Royal Dutch Shell PLC Class B (United Kingdom)			1,438	48,963

SM Energy Co.			146	7,084

Statoil ASA (Norway)			1,904	35,889

Stone Energy Corp.(NON)			187	3,168

Total SA (France)			1,034	55,813

Triangle Petroleum Corp.(NON)			1,066	5,287

Unit Corp.(NON)			87	2,657

Vaalco Energy, Inc.(NON)			631	3,054

Valero Energy Corp.			6,302	388,770

W&T Offshore, Inc.			215	1,284

Whiting Petroleum Corp.(NON)			226	7,646

Woodside Petroleum, Ltd. (Australia)			720	19,737

YPF SA ADR (Argentina)			924	23,738

				1,744,826
Pharmaceuticals (6.1%)

ACADIA Pharmaceuticals, Inc.(NON)			188	7,138

Actelion, Ltd. (Switzerland)			435	52,062

Alkermes PLC(NON)			84	5,901

Astellas Pharma, Inc. (Japan)			2,300	36,598

AstraZeneca PLC (United Kingdom)			863	59,549

Bayer AG (Germany)			522	77,136

Biospecifics Technologies Corp.(NON)			96	3,740

Cardiome Pharma Corp. (Canada)(NON)			933	9,125

China Pioneer Pharma Holdings, Ltd. (China)			28,000	17,642

Conatus Pharmaceuticals, Inc.(NON)			75	477

Enanta Pharmaceuticals, Inc.(NON)			71	2,543

GlaxoSmithKline PLC (United Kingdom)			2,365	56,283

Hisamitsu Pharmaceutical Co., Inc. (Japan)			400	14,944

Impax Laboratories, Inc.(NON)			309	12,450

Indivior PLC (United Kingdom)(NON)			272	734

Insys Therapeutics, Inc.(NON)			216	12,973

Jazz Pharmaceuticals PLC(NON)			273	46,435

Johnson & Johnson			4,388	449,814

Merck & Co., Inc.			9,309	544,949

Merck KGaA (Germany)			237	24,453

Nektar Therapeutics(NON)			369	4,823

Novartis AG (Switzerland)			682	69,713

Novo Nordisk A/S Class B (Denmark)			931	44,635

Otsuka Holdings Company, Ltd. (Japan)			900	26,991

Pfizer, Inc.			19,302	662,445

POZEN, Inc.(NON)			727	5,329

Prestige Brands Holdings, Inc.(NON)			231	8,903

Receptos, Inc.(NON)			72	9,118

Roche Holding AG-Genusschein (Switzerland)			283	76,824

Sanofi (France)			494	48,482

Shire PLC (United Kingdom)			291	23,699

Sucampo Pharmaceuticals, Inc. Class A(NON)			364	5,598

TESARO, Inc.(NON)			97	5,173

Trevena, Inc.(NON)			291	1,568

XenoPort, Inc.(NON)			995	6,816

				2,435,063
Photography/Imaging (0.1%)

FUJIFILM Holdings Corp. (Japan)			900	31,043

				31,043
Power producers (—%)

China WindPower Group, Ltd. (China)(NON)			210,000	12,049

				12,049
Railroads (0.6%)

Union Pacific Corp.			2,007	241,362

				241,362
Real estate (3.2%)

AG Mortgage Investment Trust, Inc.(R)			97	1,825

Agree Realty Corp.(R)			185	6,074

Alexander & Baldwin, Inc.			108	4,366

American Capital Agency Corp.(R)			4,192	89,856

Apollo Commercial Real Estate Finance, Inc.(R)			267	4,563

Arlington Asset Investment Corp. Class A			118	2,949

ARMOUR Residential REIT, Inc.(R)			532	1,692

Ashford Hospitality Trust, Inc.(R)			631	6,720

Bumi Serpong Damai Tbk PT (Indonesia)			69,400	11,911

CBL & Associates Properties, Inc.(R)			242	4,845

CBRE Group, Inc. Class A(NON)			4,881	167,223

China Overseas Land & Investment, Ltd. (China)			4,000	12,194

China Resources Land, Ltd. (China)			2,444	6,490

CYS Investments, Inc.(R)			328	2,982

Dexus Property Group (Australia)(R)			4,518	27,857

Education Realty Trust, Inc.(R)			342	11,991

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			17,504	21,839

EPR Properties(R)			99	6,040

Equity Commonwealth(R)			240	6,348

Equity Lifestyle Properties, Inc.(R)			391	21,063

First Industrial Realty Trust(R)			207	4,405

GPT Group (Australia)(R)			8,390	30,790

Hammerson PLC (United Kingdom)(R)			2,081	21,702

Hersha Hospitality Trust(R)			1,537	10,313

Invesco Mortgage Capital, Inc.(R)			158	2,523

Investors Real Estate Trust(R)			477	3,654

Jones Lang LaSalle, Inc.			527	84,979

Kawasan Industri Jababeka Tbk PT (Indonesia)			818,000	22,894

KWG Property Holding, Ltd. (China)			15,000	9,745

Lexington Realty Trust(R)			913	9,888

LTC Properties, Inc.(R)			224	9,997

MFA Financial, Inc.(R)			539	4,290

National Health Investors, Inc.(R)			140	9,965

New Residential Investment Corp.(R)			998	15,080

One Liberty Properties, Inc.(R)			218	5,162

Outfront Media, Inc.(R)			1,588	47,561

Post Properties, Inc.(R)			175	9,952

Public Storage(R)			1,206	237,847

Ramco-Gershenson Properties Trust(R)			266	4,980

Scentre Group (Australia)(R)			2,198	6,623

Select Income REIT(R)			169	4,173

Sovran Self Storage, Inc.(R)			50	4,601

Starwood Property Trust, Inc.(R)			119	2,904

Summit Hotel Properties, Inc.(R)			581	7,629

Supalai PCL (Thailand)			20,100	14,672

Surya Semesta Internusa Tbk PT (Indonesia)			74,500	7,744

Taubman Centers, Inc.(R)			247	17,868

Tokyo Tatemono Co., Ltd. (Japan)			4,000	29,793

Two Harbors Investment Corp.(R)			9,197	96,017

Universal Health Realty Income Trust(R)			48	2,440

Vornado Realty Trust(R)			358	39,394

Westfield Group (Australia)			1,784	13,660

Wheelock and Co., Ltd. (Hong Kong)			7,000	37,527

				1,249,600
Regional Bells (—%)

Frontier Communications Corp.			1,178	9,400

				9,400
Restaurants (0.1%)

Bloomin' Brands, Inc.(NON)			228	5,873

Jack in the Box, Inc.			67	6,478

Krispy Kreme Doughnuts, Inc.(NON)			220	4,800

Minor International PCL (Thailand)			9,200	9,675

Papa John's International, Inc.			165	10,204

Popeyes Louisiana Kitchen, Inc.(NON)			157	9,422

Sonic Corp.			314	9,982

				56,434
Retail (5.3%)

Adidas AG (Germany)			225	17,482

ANN, Inc.(NON)			261	9,373

Big Lots, Inc.			247	11,784

Brown Shoe Co., Inc.			151	4,530

Children's Place, Inc. (The)			164	9,346

Compagnie Financiere Richemont SA (Switzerland)			233	20,530

CVS Health Corp.			6,030	626,336

Deckers Outdoor Corp.(NON)			444	32,963

Dillards, Inc. Class A			111	14,448

DSW, Inc. Class A			160	6,030

Five Below, Inc.(NON)			130	4,126

Gap, Inc. (The)(S)			2,036	84,698

Home Depot, Inc. (The)			5,322	610,700

Iconix Brand Group, Inc.(NON)			349	11,786

KAR Auction Services, Inc.			405	14,770

Koninklijke Ahold NV (Netherlands)			2,226	41,762

Lowe's Cos., Inc.			4,394	325,551

Lumber Liquidators Holdings, Inc.(NON)(S)			85	4,408

Macy's, Inc.			2,407	153,374

Men's Wearhouse, Inc. (The)			225	11,293

Next PLC (United Kingdom)			587	67,923

Nutraceutical International Corp.(NON)			151	2,473

Steven Madden, Ltd.(NON)			114	4,162

USANA Health Sciences, Inc.(NON)			38	3,800

Vista Outdoor, Inc.(NON)			77	3,362

Woolworths, Ltd. (Australia)			479	11,481

				2,108,491
Schools (—%)

Bright Horizons Family Solutions, Inc.(NON)			95	4,817

GAEC Educacao SA (Brazil)			1,040	5,869

Grand Canyon Education, Inc.(NON)			102	4,678

ITT Educational Services, Inc.(NON)			140	1,036

				16,400
Semiconductor (0.5%)

Advanced Energy Industries, Inc.(NON)			483	12,857

Advanced Semiconductor Engineering, Inc. (Taiwan)			21,000	28,284

ASML Holding NV (Netherlands)			397	42,920

Cypress Semiconductor Corp.(NON)			284	4,189

Power Integrations, Inc.			101	5,541

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			17,000	81,253

Ultra Clean Holdings, Inc.(NON)			861	7,112

Xcerra Corp.(NON)			1,380	12,530

				194,686
Shipping (0.2%)

Adani Ports & Special Economic Zone, Ltd. (India)			1,587	8,884

Aegean Marine Petroleum Network, Inc. (Greece)			820	12,021

ArcBest Corp.			277	11,601

Quality Distribution, Inc.(NON)			1,182	12,990

Saia, Inc.(NON)			245	11,277

Scorpio Tankers, Inc.			681	5,897

Swift Transportation Co.(NON)			824	23,303

				85,973
Software (3.1%)

Activision Blizzard, Inc.			6,925	161,491

Amdocs, Ltd.			2,162	113,505

Electronic Arts, Inc.(NON)			399	22,815

Glu Mobile, Inc.(NON)			2,780	13,983

IntraLinks Holdings, Inc.(NON)			713	7,394

Manhattan Associates, Inc.(NON)			151	7,527

Microsoft Corp.			1,365	59,855

MobileIron, Inc.(NON)			460	4,108

NTT Data Corp. (Japan)			400	16,520

Oracle Corp.			12,268	537,584

Proofpoint, Inc.(NON)			100	5,664

PROS Holdings, Inc.(NON)			160	3,915

Rovi Corp.(NON)			279	6,942

SAP AG (Germany)			190	13,361

Symantec Corp.			7,382	185,731

SYNNEX Corp.			188	14,335

Tencent Holdings, Ltd. (China)			2,700	47,252

Ultimate Software Group, Inc.(NON)			41	6,750

Veeva Systems, Inc. Class A(NON)			146	4,507

				1,233,239
Staffing (0.4%)

Kforce, Inc.			406	9,582

Korn/Ferry International(NON)			214	6,548

ManpowerGroup, Inc.			1,651	132,839

On Assignment, Inc.(NON)			357	13,641

				162,610
Technology (0.6%)

Avago Technologies, Ltd.			1,457	185,942

CACI International, Inc. Class A(NON)			145	12,657

SoftBank Corp. (Japan)			700	43,163

				241,762
Technology services (4.0%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			175	14,896

AOL, Inc.(NON)			301	12,203

Baidu, Inc. ADR (China)(NON)			164	33,415

Computer Sciences Corp.			3,157	223,877

Dun & Bradstreet Corp. (The)			827	109,561

eBay, Inc.(NON)			8,119	470,171

Engility Holdings, Inc.			332	11,985

Google, Inc. Class A(NON)			947	532,811

Infosys, Ltd. (India)			675	24,764

Leidos Holdings, Inc.			1,675	75,409

LivePerson, Inc.(NON)			228	2,630

Luxoft Holding, Inc. (Russia)(NON)			213	10,799

MAXIMUS, Inc.			79	4,679

NIC, Inc.			210	3,675

Perficient, Inc.(NON)			278	5,527

Tyler Technologies, Inc.(NON)			66	7,878

United Internet AG (Germany)			597	26,773

Yelp, Inc.(NON)			126	6,048

				1,577,101
Telecommunications (1.5%)

ARRIS Group, Inc.(NON)			73	2,145

Aruba Networks, Inc.(NON)			132	3,275

Bharti Infratel, Ltd. (India)			2,245	13,350

BT Group PLC (United Kingdom)			7,092	49,895

CalAmp Corp.(NON)			389	7,449

China Mobile, Ltd. (China)			4,500	61,038

EchoStar Corp. Class A(NON)			304	16,522

Inteliquent, Inc.			325	4,794

Iridium Communications, Inc.(NON)			513	4,915

magicJack VocalTec, Ltd. (Israel)(NON)			850	6,562

NeuStar, Inc. Class A(NON)			198	5,251

NTT DoCoMo, Inc. (Japan)			1,900	33,856

Orange SA (France)			1,969	35,916

Qorvo, Inc.(NON)			325	22,555

SBA Communications Corp. Class A(NON)			1,523	189,933

ShoreTel, Inc.(NON)			635	4,731

Spok Holdings, Inc.			239	4,443

Tele2 AB Class B (Sweden)			957	11,232

Telefonica SA (Spain)			1,868	29,046

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			53,100	12,050

Telenor ASA (Norway)			1,170	23,473

Telstra Corp., Ltd. (Australia)			7,549	37,554

Ubiquiti Networks, Inc.			61	1,930

Vodafone Group PLC (United Kingdom)			5,353	18,545

				600,460
Telephone (0.9%)

CenturyLink, Inc.			6,740	255,176

Deutsche Telekom AG (Germany)			2,233	41,656

IDT Corp. Class B			221	4,652

Verizon Communications, Inc.			1,039	51,379

				352,863
Textiles (0.5%)

G&K Services, Inc. Class A			121	8,711

Hanesbrands, Inc.			1,164	148,457

VF Corp.			536	41,090

				198,258
Tire and rubber (0.3%)

Apollo Tyres, Ltd. (India)			4,399	12,799

Continental AG (Germany)			280	66,834

Cooper Tire & Rubber Co.			561	21,352

				100,985
Tobacco (0.6%)

British American Tobacco (BAT) PLC (United Kingdom)			660	38,536

Imperial Tobacco Group PLC (United Kingdom)			801	39,485

Philip Morris International, Inc.			1,893	157,043

				235,064
Transportation services (0.2%)

ComfortDelgro Corp., Ltd. (Singapore)			14,300	30,845

Deutsche Post AG (Germany)			846	28,809

Landstar System, Inc.			83	5,828

Matson, Inc.			93	3,671

Universal Truckload Services, Inc.			29	741

				69,894
Trucks and parts (0.3%)

Allison Transmission Holdings, Inc.			1,600	50,912

American Axle & Manufacturing Holdings, Inc.(NON)			184	4,585

Cooper-Standard Holding, Inc.(NON)			154	8,348

Douglas Dynamics, Inc.			285	6,421

Meritor, Inc.(NON)			742	10,603

Miller Industries, Inc.			219	4,853

Standard Motor Products, Inc.			319	13,372

Tenneco, Inc.(NON)			95	5,533

Tower International, Inc.(NON)			382	10,341

Wabash National Corp.(NON)			961	14,079

				129,047
Water Utilities (0.1%)

United Utilities Group PLC (United Kingdom)			2,399	35,037

				35,037

Total common stocks (cost $29,531,346)				$36,427,634

INVESTMENT COMPANIES (3.3%)(a)
			Shares	Value

ChinaAMC CSI 300 Index ETF (China)			3,000	$17,076

Hercules Technology Growth Capital, Inc.			371	5,769

iShares MSCI Emerging Markets ETF			1,250	50,863

Market Vectors Russia ETF (Russia)			740	13,187

Market Vectors Vietnam ETF (Vietnam)			589	11,562

Solar Capital, Ltd.			318	6,398

SPDR S&P 500 ETF Trust			5,021	1,057,724

SPDR S&P MidCap 400 ETF Trust			525	143,955

Total investment companies (cost $1,251,015)				$1,306,534

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

AI Tayyar Travel Group 144A (Saudi Arabia)	6/10/15	$0.00	323	$11,397

Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/8/16	0.00	276	12,326

Dallah Healthcare Holding Co. 144A (Saudi Arabia)	12/5/16	0.00	282	10,615

Kuwait Food Co. (Americana) 144A (Kuwait)	2/24/16	0.00	912	9,185

Shanghai Automotive Co. 144A (China)	2/3/16	0.00	4,283	16,655

Total warrants (cost $56,374)				$60,178

SHORT-TERM INVESTMENTS (5.3%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.20%(d)		Shares	169,179	$169,179

Putnam Short Term Investment Fund 0.10%(AFF)		Shares	1,607,636	1,607,636

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	110,000	110,000

U.S. Treasury Bills with an effective yield of 0.01%, April 2, 2015(SEG)			$40,000	40,000

U.S. Treasury Bills with an effective yield of 0.01%, April 30, 2015(SEG)			75,000	74,997

U.S. Treasury Bills with an effective yield of 0.02%, May 21, 2015(SEG)			100,000	99,996

Total short-term investments (cost $2,101,811)				$2,101,808

TOTAL INVESTMENTS

Total investments (cost $32,940,546)(b)				$39,896,154

FORWARD CURRENCY CONTRACTS at 2/28/15 (aggregate face value $7,795,661) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/15/15	$3,508	$3,212	$296
	British Pound	Buy	3/18/15	16,981	16,612	369
	Canadian Dollar	Sell	4/15/15	359,186	380,421	21,235
	Euro	Buy	3/18/15	310,813	349,541	(38,728)
	Norwegian Krone	Sell	3/18/15	33,759	33,258	(501)
Barclays Bank PLC
	Australian Dollar	Buy	4/15/15	935	184	751
	Canadian Dollar	Buy	4/15/15	8,314	6,286	2,028
	Euro	Sell	3/18/15	33,130	34,375	1,245
	Hong Kong Dollar	Sell	5/20/15	85,186	85,197	11
	Japanese Yen	Sell	5/20/15	135,432	134,988	(444)
	Mexican Peso	Buy	4/15/15	34,481	34,779	(298)
	New Zealand Dollar	Sell	4/15/15	1,808	2,361	553
	Singapore Dollar	Sell	5/20/15	57,569	58,289	720
	Swedish Krona	Buy	3/18/15	19,696	19,730	(34)
	Swiss Franc	Sell	3/18/15	17,736	14,640	(3,096)
Citibank, N.A.
	Australian Dollar	Sell	4/15/15	51,529	53,387	1,858
	British Pound	Buy	3/18/15	18,987	18,931	56
	Canadian Dollar	Buy	4/15/15	12,072	12,390	(318)
	Danish Krone	Sell	3/18/15	69,467	73,935	4,468
	Euro	Buy	3/18/15	22,497	21,151	1,346
	Japanese Yen	Sell	5/20/15	26,934	27,410	476
	Mexican Peso	Buy	4/15/15	32,631	31,682	949
	New Zealand Dollar	Buy	4/15/15	15,142	13,264	1,878
	Norwegian Krone	Sell	3/18/15	5,933	8,291	2,358
	Philippine Peso	Buy	5/20/15	17,490	17,541	(51)
	Swiss Franc	Sell	3/18/15	44,813	43,934	(879)
Credit Suisse International
	Australian Dollar	Sell	4/15/15	59,868	62,725	2,857
	British Pound	Sell	3/18/15	67,150	69,501	2,351
	Canadian Dollar	Sell	4/15/15	18,627	17,562	(1,065)
	Euro	Sell	3/18/15	79,465	93,176	13,711
	Indian Rupee	Buy	5/20/15	36,550	36,994	(444)
	Japanese Yen	Buy	5/20/15	451,260	459,116	(7,856)
	New Zealand Dollar	Buy	4/15/15	16,120	16,256	(136)
	Norwegian Krone	Sell	3/18/15	7,967	10,055	2,088
	Swedish Krona	Sell	3/18/15	19,794	19,306	(488)
	Swiss Franc	Sell	3/18/15	17,317	14,731	(2,586)
Deutsche Bank AG
	Australian Dollar	Sell	4/15/15	26,270	26,312	42
	British Pound	Buy	3/18/15	20,068	19,338	730
	Canadian Dollar	Sell	4/15/15	15,430	15,463	33
	Euro	Sell	3/18/15	174,490	195,180	20,690
	Japanese Yen	Sell	5/20/15	13,010	13,232	222
	New Zealand Dollar	Buy	4/15/15	18,532	17,339	1,193
	Norwegian Krone	Sell	3/18/15	23,158	29,247	6,089
	Polish Zloty	Sell	3/18/15	37,530	37,898	368
	Swedish Krona	Sell	3/18/15	33,505	34,716	1,211
	Swiss Franc	Sell	3/18/15	8,186	8,032	(154)
	Turkish Lira	Buy	3/18/15	44,892	48,615	(3,723)
Goldman Sachs International
	British Pound	Buy	3/18/15	16,826	16,764	62
	Canadian Dollar	Sell	4/15/15	8,394	6,076	(2,318)
	Euro	Sell	3/18/15	123,675	143,498	19,823
	Japanese Yen	Buy	5/20/15	63,378	64,444	(1,066)
	New Zealand Dollar	Buy	4/15/15	41,430	41,935	(505)
	Norwegian Krone	Sell	3/18/15	11,370	12,561	1,191
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/15/15	24,555	25,194	639
	British Pound	Sell	3/18/15	315,686	321,853	6,167
	Euro	Sell	3/18/15	2,238	692	(1,546)
	Japanese Yen	Sell	5/20/15	118,780	120,799	2,019
	New Zealand Dollar	Buy	4/15/15	15,519	15,704	(185)
	Swedish Krona	Buy	3/18/15	1,067	1,219	(152)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/15/15	37,103	38,282	(1,179)
	British Pound	Buy	3/18/15	65,915	66,295	(380)
	Canadian Dollar	Buy	4/15/15	85,061	91,567	(6,506)
	Euro	Sell	3/18/15	1,034,178	1,141,662	107,484
	Indian Rupee	Sell	5/20/15	5,147	4,827	(320)
	Japanese Yen	Sell	5/20/15	499,236	507,737	8,501
	Malaysian Ringgit	Sell	5/20/15	34,617	34,364	(253)
	Mexican Peso	Buy	4/15/15	41,594	41,248	346
	New Zealand Dollar	Sell	4/15/15	20,190	19,718	(472)
	Norwegian Krone	Sell	3/18/15	28,556	31,018	2,462
	Philippine Peso	Buy	5/20/15	17,488	17,545	(57)
	Singapore Dollar	Sell	5/20/15	19,849	19,968	119
	Swedish Krona	Buy	3/18/15	14,611	11,757	2,854
	Swiss Franc	Sell	3/18/15	28,546	26,100	(2,446)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/15/15	29,467	29,387	80
	British Pound	Buy	3/18/15	36,740	36,406	334
	Canadian Dollar	Sell	4/15/15	39,093	39,257	164
	Euro	Sell	3/18/15	26,637	29,203	2,566
	New Zealand Dollar	Buy	4/15/15	4,821	5,504	(683)
	Norwegian Krone	Sell	3/18/15	508	1,530	1,022
	Singapore Dollar	Sell	5/20/15	62,842	63,602	760
	Swedish Krona	Buy	3/18/15	40,331	40,069	262
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/15/15	54,797	56,022	1,225
	British Pound	Buy	3/18/15	10,343	8,991	1,352
	Canadian Dollar	Buy	4/15/15	61,317	65,977	(4,660)
	Euro	Buy	3/18/15	10,633	11,109	(476)
	Hungarian Forint	Buy	3/18/15	39,399	40,515	(1,116)
	Israeli Shekel	Buy	4/15/15	1,507	2,388	(881)
	Japanese Yen	Sell	5/20/15	123,196	125,338	2,142
	Malaysian Ringgit	Sell	5/20/15	42,303	41,976	(327)
	New Zealand Dollar	Buy	4/15/15	17,853	17,703	150
	Norwegian Krone	Sell	3/18/15	14,604	15,632	1,028
	Singapore Dollar	Sell	5/20/15	34,790	35,215	425
	Swedish Krona	Sell	3/18/15	17,431	17,491	60
	Swiss Franc	Buy	3/18/15	2,728	6,264	(3,536)
	Turkish Lira	Buy	3/18/15	67,317	73,372	(6,055)
UBS AG
	Australian Dollar	Sell	4/15/15	18,552	19,092	540
	British Pound	Sell	3/18/15	100,958	99,378	(1,580)
	Canadian Dollar	Sell	4/15/15	289,155	306,068	16,913
	Euro	Sell	3/18/15	10,967	13,137	2,170
	Hungarian Forint	Buy	3/18/15	29,640	32,373	(2,733)
	Hungarian Forint	Sell	3/18/15	29,640	32,569	2,929
	Japanese Yen	Sell	5/20/15	167,979	170,986	3,007
	New Zealand Dollar	Buy	4/15/15	48,737	48,492	245
	Swiss Franc	Sell	3/18/15	198,779	196,857	(1,922)
WestPac Banking Corp.
	Australian Dollar	Sell	4/15/15	16,059	16,527	468
	Canadian Dollar	Buy	4/15/15	117,996	124,560	(6,564)
	Euro	Buy	3/18/15	297,155	332,390	(35,235)
	Japanese Yen	Sell	5/20/15	43,035	43,785	750
	New Zealand Dollar	Buy	4/15/15	32,696	33,086	(390)

Total						$138,097

FUTURES CONTRACTS OUTSTANDING at 2/28/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	10	$401,739	Mar-15	$62,683
MSCI EAFE Index Mini (Long)	5	468,825	Mar-15	33,415
Russell 2000 Index Mini (Short)	4	492,640	Mar-15	(20,838)
S&P 500 Index E-Mini (Long)	5	$525,700	Mar-15	23,836
SPI 200 Index (Short)	3	346,590	Mar-15	(12,738)

Total				$86,358

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $39,631,169.
(b)	The aggregate identified cost on a tax basis is $32,998,300, resulting in gross unrealized appreciation and depreciation of $7,577,601 and $679,747, respectively, or net unrealized appreciation of $6,897,854.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$645,569	$8,153,227	$7,191,160	$643	$1,607,636
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $169,179, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $167,377.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $68,570 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	80.2%
	Japan	3.2
	United Kingdom	3.1
	Germany	1.5
	China	1.4
	France	1.4
	Switzerland	1.3
	Australia	1.1
	India	0.6
	Taiwan	0.6
	Spain	0.5
	Other	5.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $68,969 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,398,516	$251,246	$—
Capital goods	2,540,496	150,644	—
Communication services	614,942	157,848	—
Conglomerates	185,577	7,995	—
Consumer cyclicals	4,671,375	382,920	—
Consumer staples	2,969,717	116,611	—
Energy	2,577,830	29,516	—
Financials	5,905,996	1,030,452	—
Health care	4,810,248	117,715	—
Technology	5,884,759	626,212	—
Transportation	802,294	85,821	—
Utilities and power	1,010,046	98,858	—
Total common stocks	33,371,796	3,055,838	—
Investment companies	$1,289,458	$17,076	$—
Warrants	—	60,178	—
Short-term investments	1,717,636	384,172	—

Totals by level	$36,378,890	$3,517,264	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$138,097	$—
Futures contracts	86,358	—	—

Totals by level	$86,358	$138,097	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$282,441	$144,344
Equity contracts	180,112	33,576

Total	$462,553	$177,920

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		30
Forward currency contracts (contract amount)		$15,000,000
Warrants (number of warrants)		34,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Futures contracts§	–	–	–	–	–	–	–	–	12,726	–	–	–	–	12,726
	Forward currency contracts#	21,900	5,308	13,389	21,007	30,578	21,076	8,825	121,766	–	5,188	6,382	25,804	1,218	282,441

	Total Assets	$21,900	$5,308	$13,389	$21,007	$30,578	$21,076	$8,825	$121,766	$12,726	$5,188	$6,382	$25,804	$1,218	$295,167

	Liabilities:
	Futures contracts§	–	–	–	–	–	–	–	–	13,756	–	–	–	–	13,756
	Forward currency contracts#	39,229	3,872	1,248	12,575	3,877	3,889	1,883	11,613	–	683	17,051	6,235	42,189	144,344

	Total Liabilities	$39,229	$3,872	$1,248	$12,575	$3,877	$3,889	$1,883	$11,613	$13,756	$683	$17,051	$6,235	$42,189	$158,100

	Total Financial and Derivative Net Assets	$(17,329)	$1,436	$12,141	$8,432	$26,701	$17,187	$6,942	$110,153	$(1,030)	$4,505	$(10,669)	$19,569	$(40,971)	$137,067
	Total collateral received (pledged)##†	$–	$–	$–	$–	$–	$–	$–	$110,000	$–	$–	$–	$–	$–
	Net amount	$(17,329)	$1,436	$12,141	$8,432	$26,701	$17,187	$6,942	$153	$(1,030)	$4,505	$(10,669)	$19,569	$(40,971)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015